Investments in Real Estate - Weighted Average Lives (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investments [Abstract]
Acquired intangible assets (in years)	4 years 2 months 12 days	4 years 2 months 12 days
Acquired intangible liabilities (in years)	4 years 1 month 6 days	5 years 8 months 12 days